Tax incentives (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tax Incentives
Percentage of tax reduction	75.00%
Realization period	10 years
ICMS tax incentives	R$ 425,913
ICMS tax incentives	R$ 87,415	R$ 176,284